Outstanding Loans and Leases - Loans Held-for-Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Loans held-for-sale	$ 12,836,000,000	$ 11,362,000,000
Proceeds including cash and securities from sales securitizations and paydowns of loans held for sale	40,100,000,000	81,000,000,000	58,000,000,000
Originations and purchases	$ (40,113,000,000)	$ (65,688,000,000)	$ (59,540,000,000)